INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued warranty costs	$ 8,326	$ 9,424
Bad debt allowance	10,324	7,019
Inventory write-down	1,128	1,723
Future deductible expenses	20,731	26,973
Depreciation and impairment difference of property, plant and equipment and solar power systems	23,380	19,647
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	496	9,341
Deferred tax assets relating to sales of solar power systems	8,927	481
Net operating losses carry-forward	112,710	90,536
Unrealized foreign exchange loss and capital loss	7,064	9,471
Interest limitation	2,767	13,520
Others	26,415	13,947
Total deferred tax assets, gross	222,268	202,082
Valuation allowance	(70,627)	(76,522)
Total deferred tax assets, net of valuation allowance	151,641	125,560
Deferred tax liabilities:
Derivative assets	217	2,697
Depreciation difference of property, plant and equipment	18,789	1,212
Deferred profit of projects		4,108
Insurance recoverable	15,771	14,838
Unrealized FX gain	10,984	4,803
Others	8,380	12,513
Total deferred tax liabilities	54,141	40,171
Analysis as:
Deferred tax assets	153,963	121,087
Deferred tax liabilities	(56,463)	(35,698)
Net deferred tax assets	97,500	85,389
Accumulated net operating losses	670,541
Accumulated net operating losses subject to expiration between 2020 and 2038	186,360
Allowance
Deferred tax assets:
Valuation allowance	$ (70,627)	$ (76,522)	$ (65,399)	$ (71,469)